(Loss) earnings per share (Tables)	12 Months Ended
Aug. 31, 2024
Notes and other explanatory information [abstract]
Schedule of earnings loss per share

	For the year ended August 31,
	2024	2023
Net (loss) income attributable to shareholders	$(470)	$2,250
Weighted average number of common shares for basic EPS(1)	289,618,686	282,401,603
Effect of dilutive stock options, warrants, RSUs and share awards	-	6,127,725
Weighted average number of common shares for diluted EPS(1)	289,618,686	288,529,328

(1)	The weighted average number of common shares for basic and diluted EPS include 10.0 million gross number of vested, but unissued, common shares relating to common share awards.